Investment Strategy - GraniteShares US 100 Autocallable Income ETF	Aug. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks stable monthly income while providing reduced downside risk through exposure to the Autocallable Index. The Autocallable Index is designed to reflect the total return performance of a theoretical portfolio of synthetic autocallable yield notes (“Autocallable Contracts”). As discussed below, the reduced downside risk the Fund seeks to provide is relative to owning a single underlying Autocallable Contract. The Fund’s synthetic exposure to the Autocallable Index is expected to provide benefits such as reduced timing risk and diversification across multiple Autocallable Contracts that may help preserve capital over time.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivative instruments that provide exposure to the Autocallable Index. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

The Fund will not attempt to replicate or track the Autocallable Index, but will instead use financial instruments, including unfunded total return swap agreements, to gain exposure to the Autocallable Index. These swap agreements reference the Autocallable Index, which is designed to reflect the total return performance of a theoretical portfolio of synthetic Autocallable Contracts, allowing the Fund to gain comprehensive exposure to these synthetic Autocallable Contracts through a single instrument.

A total return swap is a financial agreement between two parties where one party agrees to make a payment(s) to the other party (i.e., counterparty) based on a fixed or variable interest rate in exchange for a payment(s) based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of a set interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable.

The Fund’s unfunded total return swap agreements will be entered into with one or more major financial institutions for a specified period ranging from one day to more than one year, whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Autocallable Index. The Fund’s swap agreements are “unfunded” because the Fund does not make an upfront payment to the counterparty. Rather, the Fund and counterparty agree to exchange the total economic return of the Autocallable Index while the Fund provides a separate collateral basket to the counterparty. Unfunded total return swaps allow the Fund to gain economic exposure to the Autocallable Index without owning it directly or committing the full notional amount at the time the swap is entered into. The Fund expects to obtain exposure to the Autocallable Index through these unfunded total return swap agreements with a limited number of counterparties and will likely enter into swap agreements related to the Autocallable Index with a limited number of counterparties for the foreseeable future. The use of swap agreements may have the effect of adding leverage to the Fund’s portfolio. To serve as collateral in connection with the Fund’s swap agreements, the Fund may invest in the following instruments: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; money market funds; cash and cash equivalents; and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term LiquidBox ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. The Fund may also utilize “box spreads” that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts (“Box Spreads”). The strike prices of the options comprising a Box Spread determine its expiration value, and the expiration date determines the implied financing rate the Fund seeks to capture, with longer-dated Box Spreads generally reflecting lower annualized rates than shorter-dated ones under normal market conditions.

The Fund’s portfolio will be comprised principally of unfunded total return swap agreements that provide the Fund’s exposure to the Autocallable Index, U.S. Treasuries with remaining maturities of one year or less, cash and cash equivalents, in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term LiquidBox ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser, and Box Spreads. Additionally, in order to meet its margin requirements on the swap agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments (as described above). A Box Spread is an offsetting set of options, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”), that have risk and return characteristics similar to cash equivalents. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. Box Spreads consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position. The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options’ reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options’ reference assets. The underlying reference asset for the options that make up the Box Spread is expected to be a broad based securities market index or an ETF that tracks such broad based securities market index.

The Fund seeks to generate high income and intends to make monthly distributions to investors. Actual distribution amounts may vary depending on whether the performance of the underlying reference asset of the Autocallable Contracts meet certain predefined barriers, as described below, and other factors such as the occurrence of autocall events and the income generated from U.S. Treasuries, cash and cash equivalents, in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term LiquidBox ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser, and Box Spreads. The Fund does not guarantee any specific distribution level. Additional information regarding the Fund’s distributions can be found on the Fund’s website at https://www.graniteshares.com

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Autocallable Index

The Autocallable Index is designed to reflect the total return performance of a theoretical portfolio of approximately 252 to 1,260 synthetic Autocallable Contracts. An Autocallable Contract is a structured derivative contract, the income and value of which are tied to a reference asset or index relative to predefined barriers. The Autocallable Index utilizes a laddered structure for the Autocallable Contracts, with each commencing at a distinct entry point while having similar predefined terms. The coupon payments settlement value of the Autocallable Contracts at maturity, and ultimately the Fund’s total return swap, are dependent on the performance of the Bloomberg US 100 VolMax 35 Index (the “Underlying Reference Index”). The Underlying Reference Index seeks to deliver equity return through a systematic approach, dynamically adjusting exposures to the Bloomberg US 100 Total Return Index (the “Underlying Equity Index”) to target a 35% volatility level. The Underlying Equity Index is a modified market-capitalization weighted index reconstituted/re-capped in March, June, September and December of each year. The index membership is derived from the 100 highest capitalized companies whose primary listing is on CBOE BZX Exchange Inc with a sector classification of Technology, Health Care, Consumer Staples, Consumer Discretionary, or Communications. Bloomberg Index Services Limited (“Index Provider”) is the index provider of the Autocallable Index, the Underlying Reference Index, and the Underlying Equity Index.

Autocallable Contracts

Each synthetic Autocallable Contract included in the Autocallable Index generates a monthly coupon (a “Coupon”) on a set observation date (each, an “Observation Date”), provided that the level of the Underlying Reference Index exceeds a certain predefined level (the “Coupon Barrier”). If the level of the Underlying Reference Index is below the Coupon Barrier on the Autocallable Contract’s Observation Date, no Coupon is generated for that Observation Date. The date each Autocallable Contract is added to the Autocallable Index is referred to as its “Strike Date.” Each Autocallable Contract is also subject to a one year non-callable period from the Strike Date (the “Non-Callable Period”), which ensures that the Autocallable Index has at least one year of exposure to the intended payoff structure, without the risk of early termination.

Each Autocallable Contract will be autocalled (i.e., removed from the Autocallable Index) if the level of the Underlying Reference Index is greater than or equal to a certain predetermined barrier (the “Autocallable Barrier”) on an Observation Date that is after the Non-Callable Period. In such case, the Autocallable Contract will generate a Coupon for that Observation Date, all remaining Coupon payments will be cancelled, and the Autocallable Contract will cease to exist. Accordingly, the Fund will not benefit from any upside return on the Underlying Reference Index with respect to an Autocallable Contract beyond the Observation Date on which the Autocallable Contract is autocalled, if applicable.

The Coupon will be generated even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). A Coupon is generated with respect to the Autocallable Contract if, on the Observation Date, the level of the Underlying Reference Index is at or above the Coupon Barrier. Coupon levels are an annualized rate of 5% plus the prevailing Secured Overnight Financing Rate (SOFR) in respect of the Autocallable Contract’s Strike Date, with each generated Coupon at one-twelfth of such amount.

Each Autocallable Contract also incorporates a protection payoff feature so that negative performance relative to the level of the Underlying Reference Index at the Autocallable Contract’s Strike Date will not produce a negative settlement outcome at maturity, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Maturity Barrier”). However, if the value of the Underlying Reference Index falls below the Maturity Barrier at the Autocallable Contract’s maturity, the settlement value of the Autocallable Contract will be reduced on a one to two point five basis with the performance of the Underlying Reference Index, measured from the Strike Date.

The level of the Underlying Reference Index on the Autocallable Contract’s Strike Date is used to determine the Autocallable Barrier, Coupon Barrier and Maturity Barrier, as set forth above.

Therefore, each Autocallable Contract in the Autocallable Index may achieve one or more of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(1)	fixed periodic payments on specified Observation Dates if the level of the Underlying Reference Index is at or above the Coupon Barrier, but below the Autocallable Barrier for the specific Observation Date;
(2)	fluctuations in the value of the Autocallable Contract on any given day, and in turn the Autocallable Index and the Fund, resulting from changes in the level of the Underlying Reference Index; or
(3)	the Autocallable Contract’s return, and in turn the Autocallable Index and the Fund, will be impacted by the negative performance of the Underlying Reference Index if the level of the Underlying Reference Index is below the Maturity Barrier at maturity.

Once an Autocallable Contract has been included in the Autocallable Index, the terms and characteristics for such Autocallable Contract can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable Contract, as such payout depends on the performance of the Underlying Reference Index on the predetermined Observation Dates.

As the Fund is exposed to the Autocallable Contracts through the performance of the Autocallable Index (through the Fund’s total return swap agreements), any negative return of an Autocallable Contract in the Autocallable Index will negatively impact the level of the Autocallable Index and, in turn, the Fund.

See below for a summary of the terms and characteristics of the Autocallable Contracts:

Characteristic	Description	Predefined Term

Coupon	The annualized percentage of the notional amount allocated to an Autocallable Contract at the Observation Dates.	5% + SOFR

U.S. Dollar denomination	Each Autocallable Contract is denominated in U.S. Dollars.	USD

Maturity	The final Observation Date, on which the Autocallable Contract terminates (if not previously called) and the final cash flows are determined.	5 years

Non-Callable Period	Each Autocallable Contract is subject to a period before which the Autocallable Contract may not be called.	1 year from date of issuance

Strike Date	The date the Autocallable Contract is added to the Autocallable Index.

Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on predetermined Observation Dates will cause the Autocallable Contract to automatically be called (but not prior to the expiration of the Non-Callable Period).	100% of the value of the Underlying Reference Index at the Strike Date.

Coupon Barrier	The predetermined level with respect to the Underlying Reference Index which will cause the Coupon to be paid if reached or exceeded on predetermined Observation Dates.	65% of the value of the Underlying Reference Index at the Strike Date.

Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the maturity date of the Autocallable Contract will not result in a negative settlement value.	40% of the value of the Underlying Reference Index at the Strike Date.

Observation Dates	Predetermined dates on which a Coupon may be generated and the level of the Underlying Reference Index is compared to a particular Autocallable Contract characteristic, such as the Autocallable Barrier or the Coupon Barrier. The Maturity Barrier is the Autocallable Contract’s final predetermined Observation Date.	Monthly, on the calendar day of the Strike Date (or the nearest business day).

The Autocallable Index consists of all Autocallable Contracts that have not matured or been called. A single new Autocallable Contract is added to the Autocallable Index each day the index is calculated and Autocallable Contracts that have matured or been called are not otherwise replaced. As a result, the number of constituents is expected to range from approximately 252 to 1,260. The Index Provider determines the present value of the synthetic Autocallable Contracts. In calculating the value of the Index, the Index Provider considers the reinvestment of cash flows.

The “laddered” structure of the Autocallable Index means that it continuously seeks to maintain notional investment exposure to multiple Autocallable Contracts that have differing expiration dates, call observation dates and different levels of the Underlying Reference Index on its respective Strike Date. The Autocallable Index is maintained through a systematic process, under which no more than one new Autocallable Contract is added each day, and Autocallable Contracts that have been autocalled or have matured are removed. The Autocallable Index does not rebalance existing Autocallable Contracts; however, any coupons received from Autocallable Contracts are reinvested into the index on a pro-rata basis. Such laddered structure allows the Autocallable Index to maintain the staggered time periods to which it is exposed and thereby mitigate certain risks associated with a single underlying Autocallable Contract or a single time period.

The Autocallable Index maintains diversification by applying a concentration limit through an allocation cap, which restricts the notional weight of any new individual synthetic Autocallable Contract to a maximum of 2.5% of the Autocallable Index. The Autocallable Index is calculated daily and is denominated in U.S. Dollars.

While the Autocallable Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the swap counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of the Fund’s swap agreements.

The Underlying Reference Index

The Underlying Reference Index seeks to deliver amplified returns, positive or negative, of the Underlying Equity Index through a volatility targeting approach, which is structured to target a specific volatility level (35%) by dynamically adjusting the exposures to the Underlying Equity Index. A volatility target is an approach that seeks to maintain consistent risk exposure over time by increasing or decreasing the notional investment in the Underlying Equity Index as market volatility falls or rises, respectively – see the example in the paragraph below.

Each day, the exposure of the Underlying Reference Index to the performance of the Underlying Equity Index on the following day is set equal to (a) the 35% target volatility divided by (b) the realized volatility of the Underlying Equity Index, subject to a maximum exposure of 450% and a minimum exposure of 100%. For example, if the realized volatility is equal to 20%, the exposure will equal 175% (or 35% / 20%) and if the realized volatility is equal to 50%, the exposure of the Underlying Reference Index to the Underlying Equity Index will equal 100% (because 35% / 50% is less than 100%). The Underlying Reference Index’s exposure will be greater than 100% when the realized volatility of the Underlying Equity Index is less than 35%, and the Underlying Reference Index’s exposure to its Underlying Equity Index will be equal to 100% when the realized volatility of the Underlying Equity Index is greater than or equal to 35%.

The Underlying Reference Index is subject to the following costs which are applied to the daily change in exposure to the Underlying Equity Index, in each case, deducted daily: (1) a notional financing cost (SOFR plus a spread of 0.50% per annum), (2) an annual deduction factor (5% per annum) and (3) a transaction cost (0.25% per annum). The notional financing cost is intended to approximate the cost of maintaining a position in the Underlying Equity Index using borrowed funds. The Underlying Equity Index is a “total return” index and the annual deduction factor is intended to approximate at least partially the historical dividend yield adjusted by historical average exposure to Underlying Reference Index. The transaction cost is intended to approximate the cost of trading and rebalancing activity. The Underlying Reference Index may incur additional transaction costs compared to an identical index that rebalances less frequently.

The notional financing cost (SOFR plus a spread of 0.50% per annum), annual deduction factor (5% per annum) and transaction cost (0.25% per annum) embedded in the Underlying Reference Index reduces index performance by various amounts and creates a constant performance drag which may cause the Underlying Reference Index to underperform during low-return environments. These costs will place a significant drag on the performance of the Underlying Reference Index, potentially offsetting positive returns on the Underlying Reference Index’s investment strategy, exacerbating negative returns of its investment strategy and causing the value of the Underlying Reference Index to decline steadily if the return of its investment strategy is relatively flat. The Underlying Reference Index will not appreciate unless the return of its investment strategy is sufficient to offset the negative effects of these costs, and then only to the extent that the return of its investment strategy is greater than the deducted amounts. As a result of these costs, the value of the Underlying Reference Index may decline even if the return of its investment strategy is positive.